Financial Instrument Risk Exposure and Risk Management - Schedule of Contractual Cash Flow Commitments (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2024	Oct. 01, 2023
Financial Instrument Risk Exposure and Risk Management [Line Items]
Accounts payable and accrued liabilities	$ 2,459,902
Consideration payable	1,713,250
Lease liabilities	12,412
Office rent obligations	858,500
Total	5,044,064
Less than 1 Year [Member]
Financial Instrument Risk Exposure and Risk Management [Line Items]
Accounts payable and accrued liabilities	2,459,902
Consideration payable	1,713,250
Lease liabilities	12,412
Office rent obligations	606,100
Total	4,791,664
1-3 Years [Member]
Financial Instrument Risk Exposure and Risk Management [Line Items]
Accounts payable and accrued liabilities
Consideration payable
Lease liabilities
Office rent obligations	252,400
Total	$ 252,400